SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (New Accounting Pronouncements) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right of use assets	$ 407.4	$ 306.1	$ 853.9
Present value of future minimum lease payments	1,017.3	955.2	853.9
Lease with Affiliate [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right of use assets	$ 611.7	$ 650.3	604.4
Present value of future minimum lease payments			$ 604.4